G3 Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
G3 Share-based compensation

Share-based compensation

Accounting treatment of Long-Term Variable
Compensation Programs
In note A1 “Material accounting policies”, the overall accounting policies for share-based payments within the Company are disclosed. In summary:
–	Share-settled programs, the total compensation expense is calculated based on the fair value (FV) at grant date and recognized over the service period of three years.
–
Cash-settled plans, the accounting principles are the same as for any other accruals or provisions. Prior to payout an accrual or provision is recognized every period based on the present period’s best estimate of the total amount. Any difference between total payout and the sum of accruals or provisions is recognized in the income statement in the period of final payout.

LTV and EPP performance criteria

Program year	Target	Criteria	Weight	Performance period	Vesting opportunity (linear pro-rata)		Achievement 3)		Achieved vesting level
2025	Group operating income (EBITA)	Range (SEK billion): 3-year average	45%	Jan 1, 2025–Dec 31, 2028	0%–200%
2025	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2025–Dec 31, 2028	0%–200%
		STOXX EUROPE 600;
2025	Relative TSR	equal to index–22.5%	20%	Jan 1, 2025–Dec 31, 2028	85%–200%
2025	Group Environmental,	CO 2 e emissions (ktonnes):	5%	Jan 1, 2025–Dec 31, 2028	0%–200%
	Social and Governance	3-year average
	(“ESG”)	Increasing the representation	5%	Jan 1, 2025–Dec 31, 2028	0%–200%
		of women leaders in the Group:
		Range 26%–28%
2025 Total			100%		0%–200%

2024	2024 Group operating	Range (SEK billion): 16.7–30.7	45%	Jan 1, 2024–Dec 31, 2024	0%–200%		SEK 26.0	2)	132.82%
	income (EBITA)						billion
2024	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2024–Dec 31, 2026	0%–200%	1)
2024	Group Environmental,	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne		200%
	Social and Governance	138–114					CO 2
	(“ESG”)	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2025–Dec 31, 2025	0%–200%		88.04 ktonne		200%
		133–110					CO 2
		CO 2 e emissions (ktonnes):	1.68%	Jan 1, 2026–Dec 31, 2026	0%–200%
		126–102
		Increasing the representation	5%	Jan 1, 2024–Dec 31, 2026	0%–200%
		of women leaders in the Group:
		Range 25%–27%
2024 Total			100%		0%–200%

2023	2023 Group operating	Range (SEK billion): 26.4–40.4	45%	Jan 1, 2023–Dec 31, 2023	0%–200%		SEK 21.4	2)	0%
	income (EBITA)						billion
2023	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2023–Dec 31, 2025	0%–200%		16.23%		200%
2023	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2023–Dec 31, 2025	0%–200%	1)	4 out of 12		108.44%
2023	Group Environmental,	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2023–Dec 31, 2023	0%–200%		121.9 ktonne		193.72%
	Social and Governance	142–121					CO 2
	(“ESG”)	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne		200%
		132–113					CO 2
		CO 2 e emissions (ktonnes):	1.68%	Jan 1, 2025–Dec 31, 2025	0%–200%		88.04 ktonne		200%
		122–104					CO 2
		Increasing the representation	5%	Jan 1, 2023–Dec 31, 2025	0%–200%		24.93%		193%
		of women leaders in the Group:
		Range 23%–25%
2023 Total			100%		0%–200%				91.23%

2022	2022 Group operating	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2	2)	162.76%
	income (EBIT)						billion
2022	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%		0.54%		0.00%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)	10 out of 12		0.00%
2022	Group Environmental,	CO 2 e emissions (ktonnes):	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		201.3 ktonne		189.52%
	Social and Governance	265–200					CO 2
	(“ESG”)	Increasing the representation	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		24.15%		200%
		of women leaders in the Group:
		Range 22%–24%
2022 Total			100%		0%–200%				92.72%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to peer groups consisting of 11 companies (12 companies including Ericsson) for the program year 2024, 2023 and 2022. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Resolved by the Board of Directors.

Long-Term Variable Compensation
All long-term variable compensation programs have been designed to form a part of a well-balanced total remuneration package and in general to span over a minimum of three years (service period). As these are variable compensation programs, the outcomes cannot be predicted when the programs are introduced and rewards depend on long-term personal commitment, corporate performance and the share price performance. Details of each respective LTV plan are described in the Remuneration report.
The LTV 2025 for Top Management will grant, vest and be delivered in Ericsson
Class B-shares.
All programs are share-based payment programs as defined by IFRS 2 “Share-based Payment,” either share- or cash-settled. The significant share-based payment programs are described below.
Share-Settled Programs
Long-Term Variable Compensation Program for Top Management
The Long-Term Variable Compensation Program for Top Management as approved by the shareholders, is designed to provide long-term incentives for Top Management, to incentivize the Company’s performance creating long-term value.
Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period). Allotment of shares pursuant to Performance Share Awards are subject to the achievement of performance criteria which are defined specific to each year’s program when the program is introduced.
Which portion, if any, of the Performance Share Awards for LTV will vest is determined at the end of the relevant performance period based on the satisfaction of the predetermined performance criteria for that year’s LTV program (performance period). The performance criteria for the currently running LTV and EPP are summarized in the above table along with the satisfaction and achieved vesting levels for the ones where the performance period has lapsed. It is generally required that the participant retains his or her employment over a period of three years from the date of grant of awards to be eligible for receiving the performance awards.
Provided that the performance criteria have been met during the performance period and that the participant has retained his or her employment (unless special circumstances are at hand) during the service period, allotment of vested shares will take place as soon as practicably possible following the expiration of the vesting period.
When determining the final vesting level of Performance Share Awards, the Board of Directors examines whether the vesting level is reasonable considering the Company’s financial results and position, conditions on the stock market and other circumstances, and if not, reserves the right to reduce the vesting level to a lower level deemed appropriate.
In the event delivery of shares to the participants cannot take place under applicable law or at a reasonable cost and employing reasonable administrative measures, the Board of Directors is entitled to decide that participants may, instead, be offered cash settlement.
All major decisions relating to outcome of LTV are taken by the Remuneration Committee, with approval by the full Board of Directors as required.
2025 Long-Term Variable Compensation Program for
Top Management (LTV 2025)
LTV 2025 was approved at the Annual General Meeting (AGM) of shareholders held in 2025 and includes all members of Top Management, a total of 172 members in 2025, including the President and CEO.
The participants were granted Performance Share Awards on May 12, 2025. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2024.
The performance criteria for LTV 2025 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2025 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2024 Long-Term Variable Compensation Program for
Top Management (LTV 2024)
The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2023.
The performance criteria for LTV 2024 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2024 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2023 Long-Term Variable Compensation Program for
Top Management (LTV 2023)
The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2022.
The performance criteria for LTV 2023 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2023 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2022 Long-Term Variable Compensation Program for the
Executive Team (LTV 2022)
The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2021.
The performance criteria for LTV 2022 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2022 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
Cash-Settled Plans
Executive Performance Plan 2022 (EPP 2022)
165 senior managers were selected to participate in EPP 2022. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the US/Canada. The regular and high award levels are set at 35% and 45% respectively in the US/Canada. Vesting of LTV 2022 was completed in February 2022.
Key Contributor Plans (KC Plans)
The KC Plan is a cash-settled retention plan. Employees are selected as participants to KC Plan annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. Participants are assigned a potential award based on a percentage of their annual gross salary, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV.
There are no performance criteria for vesting of awards. There is a three-year service period for receiving the award in full and the award is subject only to continued employment during the service period. The payout is distributed over the entire service period with staggered payments according to the below schedule:

–	25% of the award to be paid at the end of the first year,

–	25% of the award to be paid at the end of the second year, and
–	the remaining 50% of the award to be paid at the end of the third year.
Accounting wise, the plans are seen as three separate tranches. The tranches are accounted for as separate awards and accrued in parallel with the same grant date but different vesting dates. The consequence of the staggered payments is a front-end
loaded cost for these plans. The accounting model is referred to as staged vesting.

The value of each synthetic share is driven by the absolute share price performance of Ericsson B shares during the service period. At the end of the service period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.
Key Contributor Plans 2025 (KC Plan 2025)
9,785 employees were selected to participate in KC Plan 2025. In general there are multiple levels between 10%–50% of the participants’ annual gross salary.
Key Contributor Plans 2024 (KC Plan 2024)
9,538 employees were selected to participate in KC Plan 2024. In general there are multiple levels between 10%–50% of the participants’ annual gross salary (deviation exists in legal entities Vonage).
Key Contributor Plans 2023 (KC Plan 2023)
10,154 employees were selected to participate in KC Plan 2023. There are multiple levels between 10%–50% of the participants’ annual gross salary. The former Vonage entitlements are included and updated in the numbers and accordingly expensed. In addition, former Vonage has issued a retention plan to 87 participants with a two-year
service period, no performance criteria and the vesting is 50%/50% on each annual anniversary.
Key Contributor Plan 2022 (KC Plan 2022)
7,704 employees were selected to participate in KC Plan 2022. There are at multiple levels between 10%–40% of the participants’ annual gross salary.
Claw back policy
In 2023, the Board of Directors of the Company adopted a written claw back policy for the purpose of recovering certain incentive compensation from executive officers in the event of a required accounting restatement, and to disclose any recovered compensation. This policy is applicable in parallel to the claw back rights contained in the guidelines for remuneration to Group management, and ongoing compensation programs (which are connected to breaches of Ericsson’s Code of Business Ethics).
Number of shares
The awards granted to the participants of the LTV programs and the development of the granted shares over time, considering the fulfilment of performance conditions, are displayed in the below table.

Number of shares for Top Management

(million) Share-settled programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022

Maximum shares required	12.7	10.4	4.1	2.0

Granted shares	3.1	4.0	3.7	0.7

of which the president and CEO	0.3	0.5	0.6	0.3
Outstanding number of shares

	Top Management programs						of which the President and CEO
(million) Share-settled programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022	1)	Total	LTV 2025	LTV 2024	LTV 2023	LTV 2022	Total

Outstanding number of shares, beginning of period	–	4.7	1.9	0.6		7.2	–	0.6	0.3	0.3	1.2

Granted shares for current year program	3.1	–	–	–		3.1	0.3	–	–	–	0.3

Exercised	–	–	–	–0.6		–0.6	–	–	–	–0.3	–0.3

Forfeited	–0.2	–0.5	–0.1	–		–0.8	–	–	–	–	0.0

Increase/decrease due to performance condition	0.5	0.1	1.0	–		1.6	0.1	–	0.2	–	0.3

Outstanding number of shares, end of period	3.4	4.3	2.8	–		10.5	0.4	0.6	0.5	–	1.5

1)	LTV 2022 include only Executive Team

Compensation expense
The table below, Compensation expense for LTV 2022–2025, shows the compensation expense relating to the open programs in the current year. Therefore, the expense shown in the prior year columns will not necessarily agree to the expense in the income statement for that financial period. The compensation expense under the current year column is the expense in the income statement for 2025.
The compensation expense is based on the fair value and the number of shares or synthetic shares. The compensation expense for the share-settled long-term variable compensation programs for the President and CEO and Top Management during 2025 was SEK 175 (93) million. The compensation expense for the EPP and the KC Plans during 2025, which are cash settled, was SEK 5 (27) million and SEK 1,610 (1,953) million respectively. The total compensation expense during 2025 amounted to SEK 1,790 (2,073) million.
The total provision for the cash-settled plans amounted to SEK 2,982 (2,992) million, including social security charges of SEK 292 (272) million, at the end of 2025.

Compensation expense for LTV 2022–2025

(million)	2025	2024	2023	2022	Total

Share-settled programs

LTV 2025	63	–	–	–	63

LTV 2024	79	44	–	–	123

LTV 2023	22	24	25	–	71

LTV 2022 1)	11	18	20	12	61

Total share-settled programs	175	86	45	12	318

of which the President and CEO	27	18	11	5	61

Cash-settled plans

EPP 2022	5	30	20	12	67

Total executive performance plans	5	30	20	12	67

KC 2025	726	–	–	–	726

KC 2024	571	1,127	–	–	1,698

KC 2023	320	620	811	–	1,751

KC 2022	–7	217	330	280	820

Total key contributor plans	1,610	1,964	1,141	280	4,995

Total cash-settled plans	1,615	1,994	1,161	292	5,062
Total compensation expense	1,790	2,080	1,206	304	5,380

1)	LTV 2022 include only Executive Team.

Fair value (FV)
The compensation expense for the share-settled plans is based on FV and the number of shares. The FV for the LTV programs includes adjustments for absolute and relative total shareholder return (TSR) development performance criteria at the grant date, using a Monte Carlo model, which uses a number of inputs, including expected dividends, expected share price volatility and the expected period to exercise. The performance criteria of the LTV program are also based on the outcome of the Group operating income (EBITA) as per fiscal years 2025, 2024 and 2023 and Group operating income (EBIT) as per fiscal year 2022. The FV for the Group operating income (EBITA and EBIT) performance criteria is calculated as the share price at grant date, reduced by the net present value of the dividend expected during the three-year vesting period. For the performance criteria the number of shares is adjusted in relation to the achievement level of the performance criteria at the end of the performance period.

Fair values (SEK)

Top Management programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022

Share price at grant	82.74	61.46	55.59	78.88

Fair value Absolute TSR	54.43	59.05	32.75	41.18

Fair value ESG – Environmental (1,2,3)	74.62	53.61	47.80	71.45

Fair value ESG – Social	74.62	53.61	47.80	71.45

Fair value Relative TSR	71.20	55.61	39.40	54.48

Fair value Group operating income (EBITA and EBIT)	74.62	53.61	47.80	71.45

Payout of Cash-settled Plan
During 2025 four plans vested: EPP 2022, KC Plan 2022 tranche 3, KC Plan 2023 tranche 2 and KC Plan 2024 tranche 1 (vesting February ). The share price for the plan that vested February 18, 2025 was SEK 85.12, for the plan that vested February 19, 2025 was SEK 85.50 and for the plan that vested February 20, 2025 was SEK 84.84. The accumulated payout to all LTV plan participants amounted over 2025 to SEK 1,590 million.
The Ericsson share purchase plan (ESPP)
Ericsson is committed to helping employees thrive and to recognizing them for the impact they create by providing opportunities to enrich their working experience. In order to encourage employees to play an active role in achieving the Company’s purpose, further create sense of belonging and ownership, the Ericsson share purchase plan is offered. At the end of 2025 the plan is implemented in 72 countries to 73,879 eligible employees.
The ESPP is an
all-employee
share purchase plan that enables employees to purchase Ericsson
B-shares
up to a maximum value of SEK 55,000 per year via monthly payroll deduction. In recognition of the employees’ commitment, Ericsson supports the participants with a net cash payment up to 15% of their elected contribution amounts and will cover the tax on the Company supported amount, which is payable via payroll. Under the ESPP participants will acquire Ericsson B shares at market price on the stock exchange and the ESPP does therefore not have any dilutive effect.
Ericsson share purchase plan

Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees

73,879	72	13,653	18.48%
Option agreements
In 2024, Board Chair Jan Carlson entered into an option agreement with Investor AB, a shareholder of Ericsson, for the acquisition of 132,538 call options relating to shares in Telefonaktiebolaget LM Ericsson. Under the agreement, Investor AB has issued call options to Jan Carlson on market terms (valuation conducted, using the Black & Scholes model, by an independent third party) and Jan Carlson purchased the call options at a price of SEK 15.09 per call option. Each call option entitles the purchase of one Ericsson Class B share from Investor AB at a strike price of SEK 68.62 per share (to be recalculated to neutralize the effects of dividend payments during the option period) after a six-year
period starting May 7, 2024. The exercise period is one year with the possibility to be extended for up to one year in the event that the holder is unable to exercise the option during the exercise period due to a regulatory restriction or prohibition. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company during the option period and will not be recognized during the remaining part of the option period.